Annual Total Returns	12 Months Ended
Dec. 31, 2025
FT Vest U.S. Equity Max Buffer ETF - October | FT Vest U.S. Equity Max Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	6.84%